Combined Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash used in operations	¥ (250,153)	¥ (63,297)
Interest received	118	283
Net cash used in operating activities	(250,035)	(63,014)
Cash flows from investing activities
Purchase of property, plant and equipment	(606)
Purchase of financial asset at fair value through profit or loss	(5,000)
Net cash flows used in investing activities	(5,606)
Cash flows from financing activities
Interests paid	(767)	(189)
Payments of lease liabilities	(6,146)	(3,956)
Contribution from a shareholder	267,615	68,700
Net cash flows generated from financing activities	260,702	64,555
Net increase in cash and cash equivalents	5,061	1,541
Cash and cash equivalents at the beginning of the financial year	3,665	2,124
Cash and cash equivalents at end of year	¥ 8,726	¥ 3,665